Share-based compensation - ESC (Details) - Equity sharing certificate plan		12 Months Ended
	Jun. 01, 2010 shares	Dec. 31, 2022 EquityInstruments SFr / shares	Dec. 31, 2021 EquityInstruments SFr / shares	Dec. 31, 2023 EquityInstruments
Share-based compensation
Number of shares for which right to subscribe is provided | shares	1,000
Beginning balance		198,750	198,750
Exercised		(198,750)	0
Ending balance		0	198,750
Average subscription price / floor price / deferred strike price at beginning of period | SFr / shares		SFr 1.54	SFr 1.54
Exercised | SFr / shares		0.13	0
Average subscription price / floor price / deferred strike price at end of period | SFr / shares		SFr 0	SFr 1.54
Exercisable		0	198,750	0